Mainland China Contribution Plan	12 Months Ended
Feb. 28, 2022
Retirement Benefits [Abstract]
Mainland China Contribution Plan

17. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB18,823, RMB12,148 and RMB15,966 (US$2,531) for the years ended February 29, 2020, February 28, 2021 and 2022 respectively. The Company enjoyed temporary exemption form mandated defined contribution plan in fiscal year 2021 of RMB4,213 due to COVID-19.